UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09123

AMIDEX Funds, Inc.

(Exact name of registrant as specified in charter)

970 Rittenhouse Road	Eagleville, PA 19403
(Address of principal executive offices)	(Zip code)

Matrix 360 Administration LLC
 4520 Main Street, Suite 1425
Kansas City, MO  64111

(Name and address of agent for service)

Registrant's telephone number, including area code:  888.876.3566

Date of fiscal year end:   05/31/2015

Date of reporting period: 02/28/2015

Item 1.	Schedule of Investments (Unaudited)

The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

AMIDEX FUNDS, INC.
SCHEDULE OF INVESTMENTS
February 28, 2015 (Unaudited)

ISRAEL - 37.49%	Shares	Fair Value

COMMON STOCK - 37.49%

Banks - 11.96%
Bank Hapoalim BM	110,528	$501,151
Bank Leumi Le-Israel BM *	140,616	488,596
First International Bank of Israel Ltd.	10,000	131,305
Israel Discount Bank Ltd. *	115,810	184,977
Mizrahi Tefahot Bank Ltd. *	24,915	258,652
		1,564,681
Chemicals - 7.27%
Frutarom Industries Ltd.	6,000	192,814
Israel Chemicals Ltd.	108,335	757,483
		950,297
Diversified Holdings - 3.77%
Delek Group Ltd.	1,064	252,170
Israel Corp. Ltd.	708	240,853
		493,023
Food - 2.98%
Osem Investments Ltd.	12,084	222,986
Strauss Group Ltd. *	11,200	167,166
		390,152
Insurance - 2.13%
Harel Insurance Investments & Financial Services Ltd.	26,000	127,483
Migdal Insurance & Financial Holdings Ltd.	120,216	151,270
		278,753
Oil & Gas - 1.36%
Paz Oil Co. Ltd.	1,300	177,681

Real Estate - 5.23%
Azrieli Group Ltd.	12,000	452,210
Gazit-Globe Ltd.	18,000	231,152
		683,362
Telecommunications - 2.79%
Bezeq Israeli Telecommunication Corp. Ltd.	227,390	364,682

TOTAL COMMON STOCK - ISRAEL (Cost $3,665,571)		4,902,631

TOTAL ISRAEL (Cost $3,665,571)		4,902,631

AMIDEX FUNDS, INC.
SCHEDULE OF INVESTMENTS
February 28, 2015 (Unaudited)

UNITED STATES - 62.00%	Shares	Fair Value

COMMON STOCK - 60.37%

Aerospace & Defense - 2.31%
Elbit Systems Ltd.	4,698	$302,034

Building Materials - 1.00%
Caesarstone Sdot-Yam Ltd.	2,000	130,820

Computers - 4.16%
Electronics for Imaging, Inc. *	3,000	121,800
VeriFone Systems, Inc. *	12,000	422,280
		544,080
Electric - 1.56%
Ormat Technologies, Inc.	6,000	204,600

Pharmaceuticals - 26.29%
OPKO Health, Inc. *	28,000	407,680
Perrigo Co. PLC	7,500	1,158,525
Taro Pharmaceutical Industries Ltd. *	3,400	513,604
Teva Pharmaceutical Industries Ltd. - ADR	23,816	1,357,988
		3,437,797
Semiconductors - 1.82%
Mellanox Technologies Ltd. *	5,000	238,200

Software - 13.09%
Check Point Software Technologies Ltd. *	14,895	1,243,585
Imperva, Inc. *	3,000	138,300
Verint Systems, Inc. *	5,421	330,003
		1,711,888
Telecommunications - 9.49%
Amdocs Ltd.	14,603	766,657
Cellcom Israel Ltd. *	11,200	65,744
NICE Systems Ltd. - ADR	7,000	408,590
		1,240,991
Wireless Telecommunication Services - 0.65%
Partner Communications Co. Ltd. – ADR *	22,100	84,864

TOTAL COMMON STOCK - UNITED STATES (Cost $5,414,141)		7,895,274

AMIDEX FUNDS, INC.
SCHEDULE OF INVESTMENTS
February 28, 2015 (Unaudited)

UNITED STATES - 62.00% (continued)	Shares	Fair Value

PARTNERSHIPS - 1.10%
Oil & Gas - 1.10%
Alon USA Partners LP	8,000	$144,160
TOTAL PARTNERSHIPS - UNITED STATES (Cost $100,210)		144,160

SHORT-TERM INVESTMENTS - 0.53%
Fidelity Institutional Money Market Fund, 0.03% **	69,165	69,165
TOTAL SHORT-TERM INVESTMENTS (Cost $69,165)		69,165

TOTAL UNITED STATES (Cost $5,583,516)		8,108,599

TOTAL INVESTMENTS (Cost $9,249,087) – 99.49%		$13,011,230
OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 0.51%		66,997
NET ASSETS - 100%		$13,078,227

*	Non-income producing security.
**	Rate shown represents the rate at February 28, 2015, is subject to change and resets daily.
ADR - American Depository Receipt.
BM - Beeravon Mugbal (Limited).
LP - Limited Partnership.
PLC - Public Limited Company.

The accompanying notes are an integral part of the schedule of investments.

AMIDEXTM Funds, Inc.

NOTES TO THE SCHEDULE OF INVESTMENTS
February 28, 2015 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Fund.  The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").

Investment Valuation— A portfolio security listed or traded on an exchange in domestic or international markets is valued at the last reported sale price of the primary exchange on which it trades before the time when the Fund values assets.  Securities traded on more than one market are valued using the market identified as primary based on trading volume and activity. Equity securities traded on the NASDAQ National Market System are valued at the NASDAQ Official Closing Price.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy described below.  If there are no sales that day, such securities will be valued at the last bid price, if available.  Other over-the-counter securities are valued at the last sale price, if published, or the last bid price, if available.  Lacking any sales on the principal exchange that day, the security is valued at the last reported bid, if available and would be categorized as level 2.  Debt securities with maturities of sixty days or less at the time of purchase are valued based on amortized cost which approximates fair value and would be categorized as level 2.  Money market funds are valued at their asset value of $1.00 per share and are categorized as level 1.  If market quotations are not readily available, or when the portfolio management team believes that a readily available market quotation or other valuation produced by the Fund's valuation policies is not reliable, the Fund values the assets at fair value using procedures established by the Board of Directors.  The Board members have delegated pricing authority to the fair valuation committee of the adviser, for certain pricing issues, as defined in the valuation procedures.  Events affecting the value of securities that occur between the time prices are established and the New York Stock Exchange closes are not reflected in the calculation of net asset value unless the fair valuation committee decides that the event would materially affect the net asset value.  If the event would materially affect the Fund's net asset values, the security will be fair valued by the fair valuation committee or, at its discretion, by an independent fair valuation vendor.  At February 28, 2015, no securities were valued as determined by the Board of Directors.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, ASC 820 (formerly FASB Statement No. 157), the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value.  The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price).  Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).  The three levels of the fair value hierarchy under ASC 820 are described below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 28, 2015 in valuing the Fund’s investments carried at fair value:

Security Classification (a)
Level 1
Common Stock - Israel (b)	$4,902,631
Common Stock – United States (b)	7,895,274
Partnerships – United States (b)	144,160
Short-Term Investments	69,165
Total Level 1	$13,011,230

Level 2	-

Level 3	-

Total Investments	$13,011,230

(a)	At February 28, 2015, the Fund held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.
(b)	All common stocks and partnerships held in the Fund are Level 1 securities. For a detailed break-out of common stocks and partnerships by major industry classification, please refer to the Schedule of Investments.

AMIDEXTM Funds, Inc.

NOTES TO THE SCHEDULE OF INVESTMENTS
February 28, 2015 (Unaudited)

The Fund recognizes transfers, if any, between fair value hierarchy levels at the reporting period end.  There were no transfers between levels as of February 28, 2015, from the valuation input levels used on May 31, 2014.

Tax Matters—For U.S. Federal income tax purposes, the cost of securities owned, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) of investments at February 28, 2015 were as follows:

Cost	Gross Appreciation	Gross Depreciation	Net Appreciation
$9,625,457	$4,500,654	$(1,114,881)	$3,385,773

The difference between book basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales for the Fund.

Item 2.	Controls and Procedures.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective, as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a)	A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b)	A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AMIDEX Funds, Inc.

By:	/s/ Clifford A. Goldstein
Name:	Clifford A. Goldstein
Title:	President
Date:	April 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Clifford A. Goldstein
Name:	Clifford A. Goldstein
Title:	President
Date:	April 29, 2015

By:	/s/ Larry E. Beaver, Jr.
Name:	Larry E. Beaver, Jr.
Title:	Chief Accounting Officer
Date:	April 29, 2015